SCHEDULE OF INVESTMENTS

as of July 31, 2020 (Unaudited)

Shares Held		Value (Note 1)	Percent of Net Assets
	COMMON STOCK 94.17%
	Airports
470,000	Grupo Aeroportuario del Pacífico, S.A.B. de C.V. Series B	$3,116,877	1.76%
600,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B (a)	2,470,137	1.39
		5,587,014	3.15
	Auto Parts
6,500,000	Nemak, S.A.B. de C.V. Series A	1,531,883	0.86

	Beverages
400,000	Arca Continental, S.A.B. de C.V.	1,970,866	1.11
2,500,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	15,325,567	8.63
		17,296,433	9.74
	Building Materials
18,000,000	Cemex, S.A.B. de C.V. Series CPO	5,510,740	3.10
2,859,000	Elementia, S.A.B. de C.V. (a)	834,220	0.47
1,000,000	Grupo Cementos de Chihuahua, S.A.B. de C.V.	4,703,611	2.65
		11,048,571	6.22
	Chemical Products
4,500,000	Alpek, S.A.B. de C.V. (b) Series A	3,537,136	1.99
5,000,000	Orbia Advance Corporation S.A.B. de C.V.	7,909,681	4.46
		11,446,817	6.45
	Construction and Infrastructure
425,000	Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	3,117,029	1.76

	Consumer Products
4,026,566	Kimberly-Clark de México, S.A.B. de C.V. (b) Series A	6,583,060	3.71

	Energy
110,000	Infraestructura Energética Nova, S.A.B de C.V.	326,793	0.19

	Financial Groups
4,800,000	Banco Santander México, S.A. Institución de Banca Series B Grupo Financiero Santander. Series B	3,074,810	1.73
3,300,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O (a)	11,836,240	6.67
		14,911,050	8.40
	Food
700,100	Gruma, S.A.B. de C.V. Series B	8,207,354	4.62

	Holding Companies
13,400,000	Alfa, S.A.B. de C.V. (b) Series A	7,242,430	4.08

	Mining
5,300,000	Grupo México, S.A.B. de C.V. (b) Series B	13,373,420	7.53
250,000	Industrias Peñoles, S.A.B. de C.V.	3,726,910	2.10
		17,100,330	9.63
	Railroad
3,900,000	Gméxico Transportes, S.A.B. de C.V.	4,550,131	2.56

SCHEDULE OF INVESTMENTS

as of July 31, 2020 (Unaudited) concluded

Shares Held		Value (Note 1)	Percent of Net Assets
	Real Estate
2,100,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	3,133,526	1.77

	Restaurants
1,700,000	Alsea, S.A.B. de C.V. (a)	1,652,953	0.93

	Retail
330,779	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	810,150	0.46
4,350,000	La Comer, S.A.B. de C.V. Series UBC	6,920,477	3.90
4,691,218	Wal-Mart de México, S.A.B. de C.V.	10,999,139	6.20
		18,729,766	10.56
	Steel
330,000	Ternium, S.A. ADR (a)	4,755,235	2.68

	Telecommunications Services
41,500,000	América Móvil, S.A.B. de C.V. Series L	26,062,667	14.68
5,178,074	Telesites, S.A.B. de C.V. Series B-1 (a)	3,867,894	2.18
		29,930,561	16.86

	Total Common Stock (Identified cost - $279,964,189)	$167,150,936	94.17%

Principal Amount		Value (Note 1)	Percent of Net Assets
	SHORT-TERM SECURITIES – 6.33%
	Repurchase Agreements
$5,868,647	BBVA Bancomer, S.A., 4.98%, dated 7/31/20, due 8/03/20 repurchase price $5,869,459 collateralized by BPA182 (Bonds issued by the Mexican Government), interest rate 6.84% (c), due 9/10/20. Value of collateral $5,943,009.	$5,868,647	3.31%
	Time Deposits
$5,356,329	Comerica Bank, 0.03%, dated 7/31/20, due 8/03/20	5,356,329	3.02
	Total Short-Term Securities (Identified cost - $11,224,976)	$11,224,976	6.33%
	Total Investments (Identified cost - $291,189,165)	178,375,912	100.50
	Liabilities in Excess of Other Assets	(874,390)	(0.50)
	Net Assets Equivalent to $11.83 per share on 15,005,224 shares of capital stock outstanding.	$177,501,522	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid distributions within the last twelve months are considered to be non-income producing.

(b)	A member of the Board also serves as a member of the company’s board of directors.

(c)	Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

ADR – American Depositary Receipt

Supplemental Information

GAAP establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments in securities:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$167,150,936	-	-	$167,150,936
Short Term Investments(b)	-	$11,224,976	-	$11,224,976
Total Investments in Securities	$167,150,936	$11,224,976	-	$178,375,912

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments

(b)	These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund’s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/19	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$-
Balance as of 7/31/20	-